Expenses by Nature - Schedule of Expense by Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Expenses by nature [abstract]
Employee benefit costs	$ 10,882	$ 10,165	$ 9,981
Depreciation and amortization charges	552	569	565
Travelling costs	237	224	213
Cost of technical sub-contractors	1,740	1,530	1,477
Cost of software packages for own use	321	292	259
Third party items bought for service delivery to clients	1,453	1,589	1,372
Consultancy and professional charges	235	197	210
Communication costs	68	73	81
Repairs and maintenance	200	183	175
Rates and Taxes	35	41	39
Provision for post-sales client support	(19)	(13)	9
Power and fuel	25	27	24
Commission to non-whole time directors	2	2	2
Branding and marketing expenses	153	144	122
Impairment loss recognized / (reversed) under expected credit loss model	4	6	15
Insurance charges	38	36	25
Contribution towards Corporate Social Responsibility	70	69	64
Others	77	72	95
Total cost of sales, selling and marketing expenses and administrative expenses	$ 16,073	$ 15,206	$ 14,728